Fair Value of Financial Instruments - Assets measured at Fair Value on a Non-Recurring Basis (Table) (Details) - Fair Value, Measurements, Nonrecurring $ in Thousands	Dec. 31, 2016 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in affiliates	$ 148,095
Quoted Prices in Active Markets for Identical Assets (Level I)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in affiliates	$ 148,095